SHARE BASED PAYMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 10,311	$ 4,161
Stock options available for issuance	2,441,061
Deferred, Restricted and Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 10,200	$ 3,800
Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	$ 100
Top of range [member] | Stock Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Maximum issue of shares permitted	12,200,000